Shareholders' Equity (Deficit) (Details) - $ / shares	Sep. 30, 2021	Aug. 11, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.000004	$ 0.000004	$ 0.00001	$ 0.00001
Ordinary shares authorized (in shares)	12,417,500,000		55,982,833	38,312,233
Ordinary shares issued (in shares)	126,675,098		33,637,762	33,337,115
Ordinary shares outstanding (in shares)	126,675,098	126,675,000	33,637,762	33,337,115
Warrants outstanding (in shares)	14,074,986		1,013,103	980,339	678,232